COMPERHENSIVE INCOME (Tables)	6 Months Ended
Jun. 30, 2019
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Income (Loss)

The following tables shows the changes of accumulated other comprehensive income (loss), as of June 30, 2019:

	Six months ended June 30, 2019
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,062)	$(318)	$(5,380)

Other comprehensive income before reclassifications	423	854	1,277
Amounts reclassified from accumulated other comprehensive income	–	(226)	(226)

Net current-period other comprehensive income	423	628	1,051

Ending balance	$(4,639)	$310	$4,329